UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21767

ALTERNATIVE INVESTMENT PARTNERS ABSOLUTE RETURN FUND

(Exact name of Registrant as specified in Charter)

100 Front Street, Suite 400

West Conshohocken, Pennsylvania 19428-2881

(Address of principal executive offices)

Registrant’s Telephone Number, including Area Code: (610) 260-7600

Stefanie V. Chang Yu, Esq.

Morgan Stanley Investment Management Inc.

522 Fifth Avenue

New York, NY 10036

(Name and address of agent for service)

COPY TO:

Richard Horowitz, Esq.

DECHERT LLP

1095 Avenue of the Americas

New York, NY 10036-6797

(212) 698-3500

Date of fiscal year end: December 31

Date of reporting period: June 30, 2011

ITEM 1.	REPORTS TO STOCKHOLDERS. The Registrant’s semi-annual report transmitted to limited partners pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

ALTERNATIVE INVESTMENT PARTNERS

ABSOLUTE RETURN FUND

Financial Statements (Unaudited)

For the Period from January 1, 2011 to

June 30, 2011

Alternative Investment Partners Absolute Return Fund

Financial Statements (Unaudited)

For the Period from January 1, 2011 to June 30, 2011

Alternative Investment Partners Absolute Return Fund

Statement of Assets and Liabilities (Unaudited)

June 30, 2011

Assets
Investments in investment funds, at fair value (cost $756,300,173)	$850,626,929
Cash	10,985,253
Prepaid investments in investment funds	43,550,000
Receivable for investments sold	68,258,356
Other assets	37,120

Total assets	973,457,658

Liabilities
Note payable	106,064,210
Payable for share repurchases	75,017,375
Subscriptions received in advance	2,800,000
Withholding tax payable	2,511,147
Management fee payable	2,142,163
Shareholder servicing fee payable	1,644,732
Transfer agent fee payable	77,939
Accrued expenses and other liabilities	569,010

Total liabilities	190,826,576

Net assets	$782,631,082

Net assets consist of:
Net capital	$671,498,953
Accumulated net investment income (loss)	(8,501,796)
Accumulated net realized gain (loss) from investments	25,307,169
Net unrealized appreciation on investments	94,326,756

Net assets	$782,631,082

Net asset value per share:
678,478.594 shares issued and outstanding, no par value, 1,500,000 registered shares	$1,153.51
Maximum offering price per share
($1,153.51 plus sales load of 2% of net asset value per share)	$1,176.58

The accompanying notes are an integral part of these financial statements and should be used in conjunction herewith.

Alternative Investment Partners Absolute Return Fund

Statement of Operations (Unaudited)

For the Period from January 1, 2011 to June 30, 2011

Investment income
Dividend	$698,766

Expenses
Management fees	6,654,728
Shareholder servicing fees	995,286
Interest expense	902,896
Accounting and administration fees	191,078
Professional fees	114,908
Transfer agent fees	97,981
Custody fees	96,438
Registration fees	50,530
Trustees’ fees	21,000
Other	75,717

Total expenses	9,200,562

Net investment income (loss)	(8,501,796)

Realized and unrealized gain (loss) from investments
Net realized gain (loss) from investments in investment funds	25,307,169

Net realized gain (loss) from investments	25,307,169

Net change in unrealized appreciation/depreciation on investments in investment funds	3,816,123

Net change in unrealized appreciation/depreciation on investments	3,816,123

Net realized and unrealized gain (loss) from investments	29,123,292

Net increase (decrease) in net assets resulting from operations	$20,621,496

The accompanying notes are an integral part of these financial statements and should be used in conjunction herewith.

Alternative Investment Partners Absolute Return Fund

Statements of Changes in Net Assets (Unaudited)

For the year ended December 31, 2010
Net increase (decrease) in net assets resulting from operations:
Net investment income (loss)	$(19,524,124)
Net realized gain (loss) from investments	3,270,494
Net change in unrealized appreciation/depreciation on investments	66,365,271

Net increase (decrease) in net assets resulting from operations	50,111,641

Shareholder transactions
Subscriptions (representing 51,506.449 shares)	55,327,555
Repurchases (representing 178,854.226 shares)	(195,923,952)

Net increase (decrease) in net assets from shareholder transactions	(140,596,397)

Total increase (decrease) in net assets	(90,484,756)
Net assets, beginning of year (representing 928,481.611 shares)	993,439,618

Net assets, end of year (representing 801,133.834 shares)	$902,954,862

For the period from January 1, 2011 to June 30, 2011
Net increase (decrease) in net assets resulting from operations:
Net investment income (loss)	$(8,501,796)
Net realized gain (loss) from investments	25,307,169
Net change in unrealized appreciation/depreciation on investments	3,816,123

Net increase (decrease) in net assets resulting from operations	20,621,496

Shareholder transactions
Subscriptions (representing 8,346.358 shares)	9,512,844
Repurchases (representing 131,001.598 shares)	(150,458,120)

Net increase (decrease) in net assets from shareholder transactions	(140,945,276)

Total increase (decrease) in net assets	(120,323,780)
Net assets, beginning of period (representing 801,133.834 shares)	902,954,862

Net assets, end of period (representing 678,478.594 shares)	$782,631,082

The accompanying notes are an integral part of these financial statements and should be used in conjunction herewith.

Alternative Investment Partners Absolute Return Fund

Statement of Cash Flows (Unaudited)

For the Period from January 1, 2011 to June 30, 2011

Cash flows from operating activities
Net increase (decrease) in net assets resulting from operations	$20,621,496
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities:
Net realized (gain) loss from investments in investment funds	(25,307,169)
Net change in unrealized appreciation/depreciation on investments in investment funds	(3,816,123)
Purchase of investments in investment funds	(61,437,067)
Proceeds from sale of investments in investment funds	222,666,573
(Increase) decrease in short-term investments	14,963,855
(Increase) decrease in prepaid investments in investment funds	(43,550,000)
(Increase) decrease in receivable for investments sold	(11,619,979)
(Increase) decrease in other assets	37,254
Increase (decrease) in withholding tax payable	641,538
Increase (decrease) in management fee payable	902,252
Increase (decrease) in shareholder servicing fee payable	383,579
Increase (decrease) in transfer agent fee payable	58,897
Increase (decrease) in accrued expenses and other liabilities	25,575

Net cash provided by (used in) operating activities	114,570,681

Cash flows from financing activities
Proceeds from issuance of note payable*	65,887,842
Repayments of note payable	(18,000,000)
Subscriptions (including subscriptions received in advance)	11,300,844
Repurchases	(167,984,744)

Net cash provided by (used in) financing activities	(108,796,058)

Net change in cash	5,774,623
Cash at beginning of period	5,210,630

Cash at end of period	$10,985,253

Supplemental disclosure of cash flow information:
Conversion to shareholder subscriptions in 2011 of subscriptions received in advance during 2010	$1,012,000

*	Includes $887,842 of accrued interest expense that was rolled over into the note payable principal balance. See discussion in Note 8 to the financial statements.

The accompanying notes are an integral part of these financial statements and should be used in conjunction herewith.

Alternative Investment Partners Absolute Return Fund

Schedule of Investments (Unaudited)

June 30, 2011

	First Acquisition		Fair	Percent of Net	Next Available Redemption
Description	Date	Cost	Value	Assets	Date *	Liquidity **
Investment Funds
Commodity Trading Advisors - Managed Futures
GSA Quantitative Futures Partners, L.P.	6/1/2011	$10,000,000	$9,621,005	1.23%	7/31/2011	Monthly
Robeco Transtrend Diversified Fund LLC	6/1/2008	12,399,071	14,050,075	1.79	7/31/2011	Monthly

Total Commodity Trading Advisors - Managed Futures		22,399,071	23,671,080	3.02

Distressed
Cerberus Partners, L.P.	11/1/2009	29,751,004	34,388,656	4.39	(a)	(a)
Cerberus SPV LLC	11/1/2009	17,558,692	20,487,999	2.62	(a)	(a)

Total Distressed		47,309,696	54,876,655	7.01

Equity Long/Short - High Hedge
Ascend Partners Fund II LP	6/1/2008	21,672,366	24,925,824	3.18	8/31/2011	Monthly
Diamondback Partners, LP	3/1/2010	137,685	137,685	0.02	(b)	(b)
Magnetar Equity Opportunities Fund LLC	2/1/2011	982,154	1,156,804	0.15	7/31/2011	Monthly
Millennium USA, L.P.	9/1/2008	41,865,728	55,106,591	7.04	9/30/2011	Quarterly
Prism Partners III Leveraged, L.P.	3/1/2008	20,724,674	26,625,424	3.40	8/31/2011	Monthly

Total Equity Long/Short - High Hedge		85,382,607	107,952,328	13.79

Equity Long/Short - Opportunistic
Artha Emerging Markets Fund L.P.	4/1/2010	15,000,000	14,833,871	1.90	9/30/2011	Quarterly
Highbridge Long/Short Equity Fund, L.P.	1/1/2006	18,940,450	22,178,311	2.83	9/30/2011	Quarterly
Karsch Capital II, LP	1/1/2006	21,217,788	23,526,392	3.01	9/30/2011	Quarterly
Lansdowne Global Financials Fund, L.P.	1/1/2006	20,503,051	22,956,557	2.93	9/30/2011	Monthly
Lansdowne UK Equity Fund, L.P.	5/1/2009	20,351,508	22,300,910	2.85	9/30/2011	Monthly
S.A.C. Capital Management, L.P.	9/1/2009	34,916,891	44,436,955	5.68	9/30/2011	Quarterly
S.A.C. Multi-Strategy Fund, L.P.	1/1/2010	1,807,777	2,359,717	0.30	(b)	(b)
Seligman Tech Spectrum Fund LLC	11/1/2007	23,433,696	26,397,601	3.37	7/31/2011	Monthly
SR Global Fund L.P. - Emerging Markets Portfolio	1/1/2010	22,642,773	23,605,058	3.02	9/30/2011	Monthly
TPG-Axon Partners, LP	10/1/2007	15,516,898	15,828,440	2.02	9/30/2011	Quarterly (b)

Total Equity Long/Short - Opportunistic		194,330,832	218,423,812	27.91

The accompanying notes are an integral part of these financial statements and should be used in conjunction herewith.

Alternative Investment Partners Absolute Return Fund

Schedule of Investments (Unaudited) (continued)

June 30, 2011

	First Acquisition		Fair	Percent of Net	Next Available Redemption
Description	Date	Cost	Value	Assets	Date *	Liquidity **
Investment Funds (continued)
Event Driven Credit
Plainfield 2008 Liquidating LLC	1/1/2009	$11,439,583	$4,772,974	0.61%	(a)	(a)
Plainfield 2009 Liquidating LLC	6/1/2009	13,838,377	5,221,392	0.67	(a)	(a)
Silver Point Capital Fund, L.P.	5/1/2007	2,537,624	2,803,015	0.36	(b)	(b)

Total Event Driven Credit		27,815,584	12,797,381	1.64

Macro
Brevan Howard L.P.	4/1/2009	27,336,160	30,294,243	3.87	9/30/2011	Monthly
Citadel Tactical Trading LLC	1/1/2008	18,527,320	46,567,229	5.95	9/30/2011	Quarterly
D.E. Shaw Oculus Fund, L.L.C.	11/1/2006	25,890,628	32,927,202	4.21	9/30/2011	Quarterly
Discovery Global Opportunity Partners, L.P.	1/1/2008	18,393,054	24,388,317	3.11	12/31/2011	Semi-annually
Pharo Macro Fund, Ltd.	5/1/2010	18,707,782	17,838,972	2.28	9/30/2011	Quarterly
QFR Victoria Fund, Ltd.	2/1/2010	24,334,511	26,439,723	3.38	9/30/2011	Quarterly
Tudor BVI Global Fund L.P. (The)	4/1/2009	22,475,733	25,418,912	3.25	9/30/2011	Quarterly

Total Macro		155,665,188	203,874,598	26.05

Mortgage Arbitrage
DoubleLine Opportunistic Income Fund II LP	4/1/2011	18,000,000	19,067,937	2.44	8/31/2011	Monthly
SPM Core Fund, L.P.	12/1/2010	25,000,000	27,772,805	3.55	9/30/2011	Quarterly

Total Mortgage Arbitrage		43,000,000	46,840,742	5.99

Multi-Strategy
Amaranth Capital Partners LLC	1/1/2006	378,095	44,533	0.01	(a)	(a)
Citadel Wellington LLC	8/1/2006	25,149,884	24,950,425	3.19	9/30/2011	Quarterly
D.E. Shaw Composite Fund, L.L.C.	1/1/2006	3,423,898	3,511,177	0.45	(b)	(b)
HBK Fund II L.P.	11/1/2009	24,523,490	27,106,623	3.46	9/30/2011	Quarterly (b)
KLS Diversified Fund LP	8/1/2010	25,000,000	26,021,727	3.32	9/30/2011	Quarterly

The accompanying notes are an integral part of these financial statements and should be used in conjunction herewith.

Alternative Investment Partners Absolute Return Fund

Schedule of Investments (Unaudited) (continued)

June 30, 2011

	First Acquisition		Fair	Percent of Net	Next Available Redemption
Description	Date	Cost	Value	Assets	Date *	Liquidity **
Investment Funds (continued)
Multi-Strategy (continued)
Magnetar Capital Fund, LP	1/1/2008	$3,221,855	$2,992,141	0.38%	(b)	(b)
Magnetar Capital Fund II LP	1/1/2010	23,430,877	23,652,527	3.02	9/30/2011	Quarterly
OZ Europe Domestic Partners II, L.P.	4/1/2007	802,678	946,038	0.12	(b)	(b)
Perry Partners, L.P.	11/1/2006	1,529,225	1,292,947	0.17	(b)	(b)
QVT Associates II LP	7/1/2009	27,545,171	26,692,594	3.41	9/30/2011	Quarterly (b)
QVT Associates II Holdings Ltd.	7/1/2009	4,206,273	3,193,901	0.41	(b)	(b)

Total Multi-Strategy		139,211,446	140,404,633	17.94

Restructurings and Value
Castlerigg Onshore SPV	1/1/2009	374,044	375,981	0.05	(a)	(a)
Castlerigg Partners L.P.	5/1/2007	18,190	13,964	0.00	(a)(b)	(a)(b)
One East Partners, LP	8/1/2006	2,721,630	2,526,648	0.32	(b)	(b)
Owl Creek Overseas Fund, Ltd.	2/1/2008	1,003,999	972,691	0.13	(b)	(b)
OZ Asia Domestic Partners, L.P.	1/1/2006	53,832	12,645	0.00	(b)	(b)

Total Restructurings and Value		4,171,695	3,901,929	0.50

Statistical Arbitrage
GSA Alpha Capture, L.P.	10/1/2010	27,014,054	27,753,127	3.55	7/31/2011	Monthly
Two Sigma Spectrum U.S. Fund, LP	5/1/2011	10,000,000	10,130,644	1.29	9/30/2011	Quarterly

Total Statistical Arbitrage		37,014,054	37,883,771	4.84

Total Investments in Investment Funds		$756,300,173	850,626,929	108.69

Liabilities in excess of Other Assets			(67,995,847)	(8.69)

Total Net Assets			$782,631,082	100.00%

The accompanying notes are an integral part of these financial statements and should be used in conjunction herewith.

Alternative Investment Partners Absolute Return Fund

Schedule of Investments (Unaudited) (continued)

June 30, 2011

Detailed information about all of the Investment Funds’ portfolios is not available.

*	Investments in Investment Funds may be composed of multiple tranches. The Next Available Redemption Date relates to the earliest date after June 30, 2011 that redemption from a tranche is available. Other tranches may have an available redemption date that is after the Next Available Redemption Date. Redemptions from Investment Funds may be subject to fees.
**	Available frequency of redemptions after initial lock-up period, if any. Different tranches may have different liquidity terms.
(a)	The Investment Fund is in liquidation. In addition to any redemption proceeds that may have already been received, the Fund will continue to receive proceeds periodically as the Investment Fund is able to liquidate underlying investments.
(b)	A portion or all of the Fund’s interests in this Investment Fund are held in side pockets, which have restricted liquidity. See discussion in Note 2 to the financial statements.

Strategy Allocation	Percent of Net Assets
Equity Long/Short - Opportunistic	27.91%
Macro	26.05
Multi-Strategy	17.94
Equity Long/Short - High Hedge	13.79
Distressed	7.01
Mortgage Arbitrage	5.99
Statistical Arbitrage	4.84
Commodity Trading Advisors - Managed Futures	3.02
Event Driven Credit	1.64
Restructurings and Value	0.50

Total Investments in Investment Funds	108.69%

The accompanying notes are an integral part of these financial statements and should be used in conjunction herewith.

Alternative Investment Partners Absolute Return Fund

Notes to Financial Statements (Unaudited)

June 30, 2011

1. Organization

Alternative Investment Partners Absolute Return Fund (the “Fund”) was organized under the laws of the State of Delaware as a statutory trust on May 12, 2005. The Fund commenced operations on January 1, 2006 and operates pursuant to an Agreement and Declaration of Trust (the “Trust Deed”). The Fund is registered under the U.S. Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified management investment company. The Fund’s investment objective is to seek capital appreciation principally through investing in investment funds (“Investment Funds”) managed by third party investment managers who employ a variety of “absolute return” investment strategies in pursuit of attractive risk-adjusted returns consistent with the preservation of capital. “Absolute return” refers to a broad class of investment strategies that are managed without reference to the performance of equity, debt and other markets. “Absolute return” investment strategies allow investment managers the flexibility to use leveraged or short-sale positions to take advantage of perceived inefficiencies across the global capital markets. The Fund may seek to gain investment exposure to certain Investment Funds or to adjust market or risk exposure by entering into derivative transactions, such as total return swaps, options and futures.

Morgan Stanley Alternative Investment Partners LP serves as the Fund’s “Special Shareholder.” The Special Shareholder shall make such contributions to the capital of the Fund from time to time in an amount sufficient for it to serve as “tax matters partner” for the Fund, which is treated as a partnership for U.S. federal income tax purposes. Morgan Stanley AIP GP LP, the general partner of the Special Shareholder, serves as the Fund’s investment adviser (the “Adviser”) and is responsible for providing day-to-day investment management services to the Fund, subject to the supervision of the Fund’s Board of Trustees (the “Board”). The Adviser is registered as an investment adviser under the U.S. Investment Advisers Act of 1940, as amended. The Special Shareholder and the Adviser are affiliates of Morgan Stanley. The Fund’s term is perpetual unless the Fund is otherwise terminated under the terms of the Trust Deed or unless and until required by law.

The Fund is a “Master” fund in a “Master-Feeder” structure whereby the feeder fund invests substantially all of its assets in the Fund. As of June 30, 2011, Alternative Investment Partners Absolute Return Fund STS, an indirect feeder fund to the Fund, represented 59.11% of the Fund’s net assets.

The Board has overall responsibility for monitoring and overseeing the Fund’s investment program and its management and operations. A majority of the members of the Board are not “interested persons” (as defined by the 1940 Act) of the Fund or the Adviser.

The Fund offers on a continuous basis through Morgan Stanley Distribution, Inc. (the “Distributor”), an affiliate of Morgan Stanley, 1,500,000 shares of beneficial interest (“Shares”). The initial closing date (“Initial Closing Date”) for public offering of Shares was July 1, 2006. Shares were offered until the Initial Closing Date at an initial offering price of $1,000 per Share, plus any applicable sales load, and have been continuously offered thereafter for purchase as of the first business day of each calendar month at the Fund’s then current net asset value per Share, plus any applicable sales load. The Distributor may enter into selected dealer agreements with various brokers and dealers (“Selling Agents”), some of which are affiliates of the Fund, that have agreed to participate in the distribution of the Fund’s Shares. Shares

Alternative Investment Partners Absolute Return Fund

Notes to Financial Statements (Unaudited) (continued)

1. Organization (continued)

may also be purchased through any registered investment adviser (a “RIA”) that has entered into an arrangement with the Distributor for such RIA to recommend Shares to its clients in conjunction with a “wrap” fee, asset allocation or other management asset program by such RIA.

Shares are sold only to investors (“Shareholders”) that represent that they are “accredited investors” within the meaning of Rule 501(a) of Regulation D promulgated under the U.S. Securities Act of 1933, as amended. The minimum initial investment in the Fund by any Shareholder is $50,000. The minimum additional investment in the Fund by any Shareholder is $25,000. The minimum initial and additional investments may be reduced by the Fund with respect to certain Shareholders. Shareholders may only purchase their Shares through the Distributor, a Selling Agent or a RIA.

The Fund may from time to time offer to repurchase Shares (or portions of them) at net asset value pursuant to written tenders by Shareholders, and each such repurchase offer will generally apply to up to 15% of the net assets of the Fund. Repurchases are made at such times, in such amounts and on such terms as may be determined by the Board, in its sole discretion. In determining whether the Fund should offer to repurchase Shares (or portions of them) from Shareholders, the Board will consider the recommendations of the Adviser as to the timing of such an offer, as well as a variety of operational, business and economic factors. The Adviser expects that, generally, it will recommend to the Board that the Fund offer to repurchase Shares (or portions of them) from Shareholders quarterly, on each March 31, June 30, September 30 and December 31 (or, if any such date is not a business day, on the immediately preceding business day). In general, the Fund will initially pay at least 90% of the estimated value of the repurchased Shares to Shareholders as of the later of: (1) a period of within 30 days after the value of the Shares to be repurchased is determined, or (2) if the Fund has requested withdrawals of its capital from any Investment Funds in order to fund the repurchase of Shares, within ten business days after the Fund has received at least 90% of the aggregate amount withdrawn by the Fund from such Investment Funds. The remaining amount (the “Holdback Amount”) will be paid promptly after completion of the annual audit of the Fund and preparation of the Fund’s audited financial statements. As of June 30, 2011, the total of all Shareholders’ Holdback Amounts was $6,739,879 and is included in payable for share repurchases in the Statement of Assets and Liabilities.

2. Significant Accounting Policies

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“US GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including the estimated fair value of investments. Actual results could differ from those estimates.

Portfolio Valuation

The net asset value of the Fund is determined as of the close of business at the end of any fiscal period, generally monthly, in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board.

Alternative Investment Partners Absolute Return Fund

Notes to Financial Statements (Unaudited) (continued)

2. Significant Accounting Policies (continued)

Portfolio Valuation (continued)

As of June 30, 2011, all of the Fund’s portfolio was comprised of investments in Investment Funds. The Board has approved procedures pursuant to which the Fund values its investments in Investment Funds at fair value, which ordinarily will be the amount equal to the Fund’s pro rata interest in the net assets of each such Investment Fund, as such value is supplied by, or on behalf of, the Investment Fund’s investment manager from time to time, usually monthly. Values received from, or on behalf of, the Investment Funds’ respective investment managers are typically estimates only, subject to subsequent revision by such investment managers. Such values are generally net of management fees and performance incentive fees or allocations payable to the Investment Funds’ managers or general partners pursuant to the Investment Funds’ operating agreements. The Investment Funds value their underlying investments in accordance with policies established by each Investment Fund, as described in each of their financial statements or offering memoranda. The Fund’s investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate.

Some of the Investment Funds may hold a portion of their assets in “side pockets,” which are sub-funds within the Investment Funds that have restricted liquidity, potentially extending over a much longer period than the typical liquidity an investment in the Investment Funds may provide. Should the Fund seek to liquidate its investment in an Investment Fund that maintains these side pockets, the Fund might not be able to fully liquidate its investment without delay, which could be considerable. In such cases, until the Fund is permitted to fully liquidate its interest in the Investment Fund, the fair value of its investment could fluctuate based on adjustments to the value of the side pocket as determined by the Investment Fund’s investment manager.

The Adviser has designed ongoing due diligence processes with respect to Investment Funds and their investment managers, which assist the Adviser in assessing the quality of information provided by, or on behalf of, each Investment Fund and in determining whether such information continues to be reliable or whether further investigation is necessary. Such investigation, as applicable, may or may not require the Adviser to forego its normal reliance on the value supplied by, or on behalf of, such Investment Fund and to determine independently the fair value of the Fund’s interest in such Investment Fund, consistent with the Fund’s fair valuation procedures.

Where no value is readily available from an Investment Fund or where a value supplied by an Investment Fund is deemed by the Adviser not to be indicative of its fair value, the Adviser will determine, in good faith, the fair value of the Investment Fund under procedures adopted by the Board and subject to Board supervision. The Adviser values the Fund’s investments based on such reasonably available relevant information as it considers material. Because of the inherent uncertainty of valuation, the fair values of the Fund’s investments may differ significantly from the values that would have been used had a ready market for the investments held by the Fund been available.

Alternative Investment Partners Absolute Return Fund

Notes to Financial Statements (Unaudited) (continued)

2. Significant Accounting Policies (continued)

Short-Term Investments

Short-term investments are invested in a money market fund. Investments in money market funds are valued at net asset value.

Income Recognition and Expenses

The Fund recognizes income and expenses on an accrual basis. Income, expenses and realized and unrealized gains and losses are recorded monthly. The changes in Investment Funds’ net asset value are included in net change in unrealized appreciation/depreciation on investments in Investment Funds in the Statement of Operations. Realized gain (loss) from investments in Investment Funds is calculated using specific identification.

Income and Withholding Taxes

No provision for federal, state, or local income taxes is required in the financial statements. In accordance with the U.S. Internal Revenue Code of 1986, as amended, each of the Shareholders and Special Shareholder is to include its respective share of the Fund’s realized profits or losses in its individual tax returns. The Fund files tax returns with the U.S. Internal Revenue Service and various states. The Fund expects to be treated as a partnership for U.S. federal income tax purposes.

The Fund is required to withhold up to 30% U.S. tax from U.S. source dividends and 35% effectively connected income allocable to its non-U.S. Shareholders and to remit those amounts to the U.S. Internal Revenue Service on behalf of non-U.S. Shareholders. The rate of withholding is generally the rate at which the particular non-U.S. Shareholder is subject to U.S. federal income tax. The non-U.S. Shareholders are obligated to indemnify the Fund for any taxes that the Fund is required to withhold as well as any interest or penalties. Withholding taxes result in a redemption of Shares from the Fund for any non-U.S. Shareholders who incur the withholding.

For the period from January 1, 2011 to June 30, 2011, the Fund recorded an estimated tax withholding amount of $866,538 which is included in repurchases in the Statement of Changes in Net Assets.

The Fund has concluded there are no significant uncertain tax positions that would require recognition in the financial statements as of June 30, 2011. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations. Generally, the tax authorities can examine all tax returns filed for the last three years.

3. Financial Instruments with Off-Balance Sheet Risk

In the normal course of business, the Investment Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, written option contracts, and swaps. The Fund’s risk of loss in these Investment Funds is limited to the value of these investments as reported by the Fund.

Alternative Investment Partners Absolute Return Fund

Notes to Financial Statements (Unaudited) (continued)

4. Fair Value of Financial Instruments

The fair value of the Fund’s assets and liabilities that qualify as financial instruments approximates the carrying amounts presented in the Statement of Assets and Liabilities. Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. The Fund uses a three-tier hierarchy to distinguish between (a) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the fair value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•

Level 2 – other significant observable inputs (including quoted prices for similar investments, fair value of investments for which the Fund has the ability to fully redeem tranches at net asset value as of the measurement date or within the near term, short-term investments that are valued at amortized cost)

•

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments, fair value of investments for which the Fund does not have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The units of account that are valued by the Fund are its interests in the Investment Funds or other financial instruments and not the underlying holdings of such Investment Funds or other financial instruments. Thus, the inputs used by the Fund to value its investments in each of the Investment Funds or other financial instruments may differ from the inputs used to value the underlying holdings of such Investment Funds or other financial instruments.

The Fund’s policy is to recognize transfers between Levels 1, 2 or 3 and transfers due to strategy reclassification, if any, as if they occurred as of the beginning of the reporting period. For the period from January 1, 2011 to June 30, 2011, the Fund did not have any transfers between Levels 1 and 2.

Alternative Investment Partners Absolute Return Fund

Notes to Financial Statements (Unaudited) (continued)

4. Fair Value of Financial Instruments (continued)

The following is a summary of the inputs used for investment tranches as of June 30, 2011 in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Investment Funds
Commodity Trading Advisors - Managed Futures	$—	$23,671,080	$—	$23,671,080
Distressed	—	—	54,876,655	54,876,655
Equity Long/Short - High Hedge	—	52,708,052	55,244,276	107,952,328
Equity Long/Short - Opportunistic	—	155,798,700	62,625,112	218,423,812
Event Driven Credit	—	—	12,797,381	12,797,381
Macro	—	203,874,598	—	203,874,598
Mortgage Arbitrage	—	46,840,742	—	46,840,742
Multi-Strategy	—	50,972,153	89,432,480	140,404,633
Restructurings and Value	—	—	3,901,929	3,901,929
Statistical Arbitrage	—	37,883,771	—	37,883,771

Total Investment Funds	$—	$571,749,096	$278,877,833	$850,626,929

Alternative Investment Partners Absolute Return Fund

Notes to Financial Statements (Unaudited) (continued)

4. Fair Value of Financial Instruments (continued)

The following is a reconciliation of investment tranches for which significant unobservable inputs (Level 3) were used in determining value:

	Balance as of December 31, 2010	Transfers into Level 3*	Transfers out of Level 3**	Net realized gain (loss)	Net change in unrealized appreciation/ depreciation		Purchases	Distributions/ sales	Balance as of June 30, 2011
Investment Funds
Distressed	$62,442,285	$—	$—	$1,213,500	$(148,826	) $	—	$(8,630,304)	$54,876,655
Equity Long/Short - High Hedge	75,338,849	137,685	—	3,012,338	894,086		—	(24,138,682)	55,244,276
Equity Long/Short - Opportunistic	55,732,047	9,619,298	—	2,194,611	3,310,769		—	(8,231,613)	62,625,112
Event Driven Credit	17,127,197	—	—	(2,985,228)	1,606,514		—	(2,951,102)	12,797,381
Multi-Strategy	108,070,227	—	(11,614,022)	(2,211)	3,966,930		303,174	(11,291,618)	89,432,480
Restructurings and Value	4,903,910	—	—	136,495	(29,856)		—	(1,108,620)	3,901,929

Total Investment Funds	$323,614,515	$9,756,983	$(11,614,022)	$3,569,505	$9,599,617		$303,174	$(56,351,939)	$278,877,833

Net change in unrealized appreciation/ depreciation on Level 3 investment tranches still held as of June 30, 2011
Investment Funds
Distressed	$(148,826)
Equity Long/Short - High Hedge	1,547,860
Equity Long/Short - Opportunistic	3,876,698
Event Driven Credit	662,083
Multi-Strategy	2,262,525
Restructurings and Value	306,638

Total Investment Funds	$8,506,978

*	Transfers into Level 3 of $9,619,298 are due to changes in the Fund’s ability to fully redeem investment tranches, based on changes to the available redemption date for each applicable investment tranche. Transfers into Level 3 of $137,685 are due to transfer of Investment Fund interests into other Investment Fund interests managed by the same Investment Fund manager.
**	Transfers out of Level 3 of $11,614,022 are due to changes in the Fund’s ability to fully redeem investment tranches, based on changes to the available redemption date for each applicable investment tranche.

Alternative Investment Partners Absolute Return Fund

Notes to Financial Statements (Unaudited) (continued)

5. Investments in Investment Funds

The following table summarizes the fair value and liquidity terms of the Investment Funds as of June 30, 2011, aggregated by investment strategy:

	Fair Value	Redemption Frequency (if applicable)	Redemption Notice Period (if applicable)
Investment Funds
Commodity Trading Advisors - Managed Futures (a)	$23,671,080	Monthly	10-18 days
Distressed (b)	54,876,655	Not Applicable	Not Applicable
Equity Long/Short - High Hedge (c)	107,952,328	Monthly to Quarterly	30-90 days
Equity Long/Short - Opportunistic (d)	218,423,812	Monthly to Quarterly	30-90 days
Event Driven Credit (e)	12,797,381	Not Applicable	Not Applicable
Macro (f)	203,874,598	Monthly to Semi-annually	30-90 days
Mortgage Arbitrage (g)	46,840,742	Monthly to Quarterly	45-60 days
Multi-Strategy (h)	140,404,633	Quarterly	45-90 days
Restructurings and Value (i)	3,901,929	Not Applicable	Not Applicable
Statistical Arbitrage (j)	37,883,771	Monthly to Quarterly	30-55 days

Total Investment Funds	$850,626,929

(a)	Investment Funds in this strategy invest in a variety of futures contracts, including currencies, interest rates, stocks, stock market indexes, derivatives, and commodities. These Investment Funds build quantitative models to price futures and then take long and short positions in the futures.
(b)	Investment Funds in this strategy invest in, and may sell short, the securities of companies where the security’s price has been, or is expected to be, affected by a distressed situation such as a bankruptcy or corporate restructuring. Investment Fund tranches representing 7.01% of the Fund’s net assets have restricted liquidity because such Investment Fund tranches are in liquidation. The Fund estimates the remaining restriction period for such Investment Fund tranches to range from up to 2 years to up to 4 years.
(c)	Investment Funds in this strategy seek to profit by exploiting pricing inefficiencies between related equity securities, neutralizing exposure to market risk by combining long and short positions. An investment Fund tranche representing 0.02% of the Fund’s net assets has restricted liquidity because such Investment Fund tranche is held in a side pocket. The remaining restriction period for such Investment Fund tranche is uncertain, however such redemption restriction has been in place for less than a year.
(d)	Investment Funds in this strategy consist of a core holding of long equities hedged at all times with short sales of stocks or stock index options. Some of the Investment Funds’ respective investment managers maintain a substantial portion of assets within a hedged structure and commonly employ leverage. Investment Fund tranches representing 0.97% of the Fund’s net assets have restricted liquidity because such Investment Fund tranches are held in side pockets. The Fund estimates the remaining restriction period for such Investment Fund tranches to range from up to 4 years to up to 5 years.
(e)	Investment Funds in this strategy invest in debt securities created by significant transactional events, such as spin-offs, mergers and acquisitions, bankruptcy reorganizations and recapitalizations. Investment Fund tranches representing 1.64% of the Fund’s net assets have restricted liquidity because such Investment Fund tranches are held in side pockets or are in liquidation. The Fund estimates the remaining restriction period for such Investment Fund tranches to be up to 3 years.
(f)	Investment Funds in this strategy invest by making leveraged bets on anticipated price movements of stock markets, interest rates, foreign exchange and physical commodities.
(g)	Investment Funds in this strategy seek to exploit pricing differentials between various issues of mortgage-related bonds.

Alternative Investment Partners Absolute Return Fund

Notes to Financial Statements (Unaudited) (continued)

5. Investments in Investment Funds (continued)

(h)	Investment Funds in this strategy tactically allocate capital to various hedge fund strategies based on their perceived risk and return profiles. Investment Fund tranches representing 1.96% of the Fund’s net assets have restricted liquidity because such Investment Fund tranches are held in side pockets or are in liquidation. The Fund estimates the remaining restriction period for Investment Fund tranches representing 1.58% of the Fund’s net assets to range from up to 1 year to up to 5 years. The remaining restriction period for an Investment Fund tranche representing 0.38% of the Fund’s net assets is uncertain, however such redemption restriction has been in place for approximately 3 years to 5 years.
(i)	Investment Funds in this strategy invest in restructuring companies that are undergoing significant corporate events such as spin-offs, recapitalizations, litigation events, strategic realignment, and other major changes. It also includes “value” investments in securities that are believed to be underpriced relative to their intrinsic or fundamental value or which are expected to appreciate in value if circumstances change or an anticipated event occurs. Investment Fund tranches representing 0.50% of the Fund’s net assets have restricted liquidity because such Investment Fund tranches are held in side pockets or are in liquidation. The Fund estimates the remaining restriction period for such Investment Fund tranches to range from up to 3 years to up to 5 years.
(j)	Investment Funds in this strategy profit from temporary pricing discrepancies between related securities. This irregularity offers an opportunity to go long the cheaper security and to short the more expensive one in an attempt to profit as the prices of the two revert to their norm, or mean.

As of June 30, 2011, 3.75% of the Fund’s net assets were invested in side pockets maintained by the Investment Funds. As of June 30, 2011, 8.35% (excluding side pockets) of the Fund’s net assets were invested in Investment Funds that are in liquidation.

For the period from January 1, 2011 to June 30, 2011, aggregate purchases and proceeds from sales of investments in Investment Funds were $61,437,067 and $222,666,573, respectively.

The cost of investments for federal income tax purposes is adjusted for items of taxable income or loss allocated to the Fund from the Investment Funds. The allocated taxable income or loss is reported to the Fund by the Investment Funds on Schedules K-1. Such tax adjustments for the year ended December 31, 2011 will be made once the Fund has received all 2011 Schedules K-1 from the Investment Funds.

6. Investment Receivables and Payables

As of June 30, 2011, $68,258,356 was due to the Fund from Investment Funds. The receivable amount represents the fair value of certain Investment Fund tranches, net of management fees and incentive fees/allocations, that were redeemed by the Fund at period-end or holdback amounts that will be received from certain Investment Funds. Substantially all of the receivable balance was collected subsequent to the balance sheet date.

Prepaid investments in Investment Funds represents amounts transferred to Investment Funds prior to year-end relating to investments to be made effective July 1, 2011, pursuant to each Investment Fund’s operating agreements.

7. Management Fee, Related Party Transactions and Other

The Fund bears all expenses related to its investment program, including, but not limited to, expenses borne indirectly through the Fund’s investments in the underlying Investment Funds.

Alternative Investment Partners Absolute Return Fund

Notes to Financial Statements (Unaudited) (continued)

7. Management Fee, Related Party Transactions and Other (continued)

In consideration of the advisory and other services provided by the Adviser to the Fund, the Fund pays the Adviser a monthly management fee of 0.125% (1.50% on an annualized basis) of the Fund’s month end net asset value. The management fee is an expense paid out of the Fund’s assets and is computed based on the value of the net assets of the Fund as of the close of business on the last business day of each month, before adjustments for any repurchases effective on that day. The management fee is in addition to the asset-based fees and incentive fees or allocations charged by the underlying Investment Funds and indirectly borne by Shareholders in the Fund. For the period from January 1, 2011 to June 30, 2011, the Fund incurred management fees of $6,654,728, of which $2,142,163 was payable to the Adviser at June 30, 2011.

The Distributor or Selling Agent may charge Shareholders a sales load of up to 2% of the Shareholder’s purchase. Investments of $50,000 - $499,999 are subject to a maximum sales load of 2%; investments of $500,000 - $999,999 are subject to a maximum sales load of 1.5%; investments of $1,000,000 - $4,999,999 are subject to a maximum sales load of 1%; and investments of $5,000,000 or more are not subject to a sales load. The Distributor or Selling Agent may, in its discretion, waive the sales load for certain Shareholders. In addition, purchasers of Shares in conjunction with certain “wrap” fee, asset allocation or other managed asset programs sponsored by an investment adviser, including an affiliate of the Adviser, or Morgan Stanley and its affiliates (including the Adviser) and the directors, partners, principals, officers and employees of Morgan Stanley and its affiliates may not be charged a sales load by the Distributor or Selling Agent.

The Fund pays the Distributor, and the Distributor pays each financial institution, broker-dealer and other industry professional (collectively, “Service Agents”) that enters into a shareholder servicing agreement with the Distributor, a quarterly shareholder servicing fee of 0.0625% (0.25% on an annualized basis) of the net asset value of the outstanding Shares beneficially owned by clients of the Distributor or the Service Agent. In exchange for this fee, the Distributor or the Service Agent, as the case may be, responds to Shareholder inquiries about the Fund, facilitates Fund communications with Shareholders, assists Shareholders in changing account designations or addresses, and assists Shareholders in processing repurchase requests. For the period from January 1, 2011 to June 30, 2011, the Fund incurred shareholder servicing fees of $995,286, and $1,644,732 was payable to the Distributor at June 30, 2011.

State Street Bank and Trust Company (“State Street”) provides accounting and administrative services to the Fund. Under an administrative services agreement, State Street is paid an administrative fee, computed and payable monthly at an annual rate ranging from 0.030% to 0.045%, based on the aggregate monthly net assets of certain Morgan Stanley products, including the Fund, for which State Street serves as the administrator. The administrative services fee is subject to an annual aggregate minimum based on $125,000 per Morgan Stanley product.

State Street also serves as the Fund’s custodian. Under a custody services agreement, State Street is paid a custody fee monthly at an annual rate ranging from 0.015% to 0.020%, based on i) the aggregate monthly net assets of certain Morgan Stanley products, including the Fund, for which State Street serves as the custodian, and ii) investment purchases and sales activity related to the Fund.

Alternative Investment Partners Absolute Return Fund

Notes to Financial Statements (Unaudited) (continued)

7. Management Fee, Related Party Transactions and Other (continued)

The Fund is charged directly for certain reasonable out-of-pocket expenses related to the accounting, administrative and custodial services provided by State Street to the Fund.

The Fund has a deferred compensation plan (the “DC Plan”) that allows each member of the Board that is not an affiliate of Morgan Stanley to defer payment of all, or a portion, of the fees he or she receives for serving on the Board throughout the year. Each eligible member of the Board generally may elect to have the deferred amounts invested in the DC Plan in order to earn a return equal to the total return on one or more of the Morgan Stanley products that are offered as investment options under the DC Plan. Investments in the DC Plan, unrealized appreciation/depreciation on such investments and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. At June 30, 2011, the Fund’s proportionate share of assets attributable to the DC Plan was $13,638, which is included in the Statement of Assets and Liabilities under other assets and accrued expenses and other liabilities.

Boston Financial Data Services, Inc. (“BFDS”) serves as the Fund’s transfer agent. Transfer Agent Fees are payable monthly based on an annual per Shareholder account charge plus out-of-pocket expenses incurred by BFDS on the Fund’s behalf.

8. Note Payable

Effective December 21, 2009, the Fund entered into a note payable agreement (the “Note”) with Credit Suisse International. The maximum availability under the Note is $125,000,000. The interest rate on the borrowings is 3-month USD LIBOR plus 1.85% per annum. The Fund is charged a minimum interest rate of 1.85% per annum on $75,000,000, less any drawdowns. The Fund has the option to reduce the minimum borrowing at any time. Under the terms of the Note, borrowings are repayable at any time by the maturity date, December 21, 2011. On the 15th day of each month, any unpaid accrued interest expense shall automatically be rolled over into the principal amount of the borrowings. At June 30, 2011, $106,064,210 was outstanding against the Note. For the period from January 1, 2011 to June 30, 2011, the Fund incurred interest expense of $902,896 in connection with the Note. Borrowings are secured by investments in Investment Funds. Detailed below is summary information concerning the borrowings:

# of Days Outstanding	Average Daily Balance	Annualized Weighted Average Rate
181	$81,791,550	2.20%

9. Contractual Obligations

The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Alternative Investment Partners Absolute Return Fund

Notes to Financial Statements (Unaudited) (continued)

10. Financial Highlights

The following represents per Share data, ratios to average net assets and other financial highlights information for Shareholders. The calculations below are not annualized for periods less than one year.

	For the Period from January 1, 2011 to June 30, 2011	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009	For the Year Ended December 31, 2008	For the Year Ended December 31, 2007	For the Year Ended December 31, 2006
For a Share outstanding throughout the period:
Net asset value, beginning of period	$1,127.10	$1,069.96	$927.49	$1,235.33	$1,097.12	$1,000.00

Net investment income (loss) (a)	(11.01)	(21.46)	(18.99)	(20.13)	(21.58)	(24.08)
Net realized and unrealized gain (loss) from investments	37.42	78.60	161.46	(287.71)	159.79	121.20

Net increase (decrease) resulting from operations	26.41	57.14	142.47	(307.84)	138.21	97.12

Net asset value, end of period	$1,153.51	$1,127.10	$1,069.96	$927.49	$1,235.33	$1,097.12

Total return (b)	2.34%	5.34%	15.36%	(24.92%)	12.60%	9.71%
Ratio of total expenses to average net assets before expense waivers and reimbursements (c)	1.04%	2.08%	1.91%	1.88%	1.89%	2.49%
Ratio of total expenses to average net assets after expense waivers and reimbursements (c)	1.04%	2.08%	1.91%	1.88%	1.89%	2.34%
Ratio of net investment income (loss) to average net assets (d)	(0.96%)	(1.99%)	(1.90%)	(1.81%)	(1.80%)	(2.26%)
Portfolio turnover	6%	23%	38%	23%	28%	5%
Net assets, end of period (000s)	$782,631	$902,955	$993,440	$985,726	$923,497	$271,782

(a)	Calculated based on the average shares outstanding methodology.
(b)	Total return assumes a subscription of a Share in the Fund at the beginning of the period indicated and a repurchase of the Share on the last day of the period, and does not reflect the impact of the sales load, if any, incurred when subscribing to the Fund.
(c)	Ratio does not reflect the Fund’s proportionate share of the expenses of the Investment Funds.
(d)	Ratio does not reflect the Fund’s proportionate share of the income and expenses of the Investment Funds.

The above ratios and total returns have been calculated for the Shareholders taken as a whole. An individual Shareholder’s return and ratios may vary from these returns and ratios due to the timing of Share transactions and withholding tax allocation, as applicable.

11. Subsequent Events

Unless otherwise stated throughout the Notes to the financial statements, the Fund noted no subsequent events that require disclosure in or adjustment to the financial statements.

Alternative Investment Partners Absolute Return Fund

Investment Advisory Agreement Approval (Unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the Fund’s investment advisory agreement (the “Advisory Agreement” ), including selection of Investment Funds for investment of the Fund’s assets, allocation of the Fund’s assets among, and monitoring performance of, Investment Funds, evaluation of risk exposure of Investment Funds and reputation, experience and training of investment managers, management of short-term cash and operations of the Fund, day-to-day portfolio management and general due diligence examination of Investment Funds before and after committing assets of the Fund for investment. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services that the Adviser provides, or arranges at its expense, under the Advisory Agreement, including among other things, providing to the Fund office facilities, equipment and personnel.

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Advisory Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance of the Fund compared to an appropriate benchmark and its peers, as determined by the Adviser. The Board also reviewed the fees and expenses of the Fund compared to its peers, as determined by Lipper, Inc. (“Lipper”). The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund’s performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2010 and February 28, 2011, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the performance of the Fund was better than its benchmark for the one-year period and the period since July 2006, the month of the Fund’s inception, through February 28, 2011. The Board also noted that the performance of the Fund was better than its peer group average for the one- and five-year periods but below its peer group average for the three-year period, through December 31, 2010. The Board discussed with the Adviser the level of the advisory fee for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as determined by Lipper. In addition to the advisory fee, the Board also reviewed the Fund’s total expense ratio. The Board noted that the advisory fee was higher than the Fund’s peer group average and the total expense ratio was higher but close to its peer group average and lower than its peer group median. After discussion, the Board concluded that (i) the Fund’s performance was acceptable, and (ii) the Fund’s advisory fee and total expense ratio were acceptable compared with its peer group average.

Alternative Investment Partners Absolute Return Fund

Investment Advisory Agreement Approval (Unaudited) (continued)

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund’s total expense ratio and particularly the Fund’s advisory fee rate, which does not include breakpoints. In conjunction with its review of the Adviser’s profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the advisory fee level is appropriate relative to current and projected asset levels and/or whether the advisory fee structure reflects economies of scale as asset levels change. The Board concluded that economies of scale for the Fund were not a factor that needed to be considered at the present time.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser’s expenses and profitability supports its decision to approve the Advisory Agreement.

Other Benefits of the Relationship

The Board considered other benefits to the Adviser and its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. The Board considered sales charges on shares of the Fund charged by a broker-dealer affiliate of the Adviser. The Board also considered that an affiliate of the Adviser receives from the Fund a shareholder servicing fee for services provided by the affiliate to its customers who are shareholders of the Fund. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser’s costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Advisory Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Advisory Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Advisory Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Alternative Investment Partners Absolute Return Fund

Investment Advisory Agreement Approval (Unaudited) (continued)

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund’s business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Fund and its Shareholders to approve renewal of the Advisory Agreement for another year. In reaching this conclusion, the Board did not give particular weight to any single factor referenced above. The Board considered these factors over the course of numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors differently in reaching their individual decisions to approve the Advisory Agreement.

Alternative Investment Partners Absolute Return Fund

Proxy Voting Policies and Procedures and Proxy Voting Record (Unaudited)

A copy of (1) the Fund’s policies and procedures with respect to the voting of proxies relating to the Investment Funds; and (2) how the Fund voted proxies relating to Investment Funds during the most recent 12-month period ended June 30 is available without charge, upon request, by calling the Fund at 1-888-322-4675. This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Quarterly Portfolio Schedule (Unaudited)

The Fund also files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the Fund’s first and third fiscal quarters on Form N-Q. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling the Fund at 1-888-322-4675.

Alternative Investment Partners Absolute Return Fund

100 Front Street, Suite 400

West Conshohocken, PA 19428

Trustees

Michael Nugent, Chairperson of the Board and Trustee

Frank L. Bowman

Michael Bozic

Kathleen A. Dennis

James F. Higgins

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael F. Klein

W. Allen Reed

Fergus Reid

Officers

Jacques Chappuis, President and Principal Executive Officer

Stefanie V. Chang Yu, Vice President

Mustafa Jama, Vice President

Matthew Graver, Vice President

Mary Ann Picciotto, Chief Compliance Officer

Noel Langlois, Treasurer and Chief Financial Officer

Mary E. Mullin, Secretary

Investment Adviser

Morgan Stanley AIP GP LP

100 Front Street, Suite 400

West Conshohocken, PA 19428

Administrator, Custodian, Fund Accounting Agent and Escrow Agent

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Transfer Agent

Boston Financial Data Services, Inc.

30 Dan Road

Canton, MA 02021

Independent Registered Public Accounting Firm

Ernst & Young LLP

Two Commerce Square

2001 Market Street, Suite 4000

Philadelphia, PA 19103

Legal Counsel

Dechert LLP

1095 Avenue of the Americas

New York, NY 10036

Kramer Levin Naftalis & Frankel LLP

1177 Avenue of the Americas

New York, NY 10036

ITEM 2.	CODE OF ETHICS. Not applicable to a semi-annual report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT. Not applicable to a semi-annual report.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES. Not applicable to a semi-annual report.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS. Not applicable to the Registrant.

ITEM 6.	SCHEDULE OF INVESTMENTS. Refer to Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable to a semi-annual report.

ITEM 8.	PORTFOLIO MANAGERS. Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES. Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)

(1) Code of Ethics is not applicable to a semi-annual report.

(2) Certifications of Principal Executive Officer and Principal Financial Officer attached to this report as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ALTERNATIVE INVESTMENT PARTNERS

ABSOLUTE RETURN FUND

By:	/s/ JACQUES CHAPPUIS
Name:	Jacques Chappuis
Title:	President

Date: September 1, 2011

Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ JACQUES CHAPPUIS
Name:	Jacques Chappuis
Title:	Principal Executive Officer

Date: September 1, 2011

By:	/s/ NOEL LANGLOIS
Name:	Noel Langlois
Title:	Principal Financial Officer

Date: September 1, 2011